Revenue and related balances - Contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Beginning balance	$ 20,058	$ 17,144	$ 10,709
Contract costs	19,121	12,476
Effects of foreign exchange	(594)	0
Ending balance	20,058	17,144
Current	7,452	6,394
Non-current	12,606	10,750
Contract assets	20,058	17,144	$ 10,709
Amortization expense - acquisition costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization expense	(5,137)	(3,195)
Amortization expense - fulfillment costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization expense	$ (10,476)	$ (2,846)